Notes Payable - Schedule of Outstanding Notes Payable (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
Current
The Note – principal				$ 465,000
The Note – accrued interest				4,968
Convertible note due 2026		7,000,000
Discounts, net	[1]	(462,602)
Debt issuance costs, net	[2]	(4,303,686)
Notes payable – current		2,233,712		469,968
AirLife Note – principle		2,000,000		2,000,000
AirLife Note – accrued interest		217,823		53,013
Notes payable – noncurrent		$ 2,217,823		$ 2,053,013

[1]	Discounts as of December 31, 2024 and 2023, consisted of $490,000 and $0, respectively, in discounts less accumulated amortization of $27,398 and $0, respectively.
[2]	Debt issuance costs as of December 31, 2024 and 2023, consisted of $5,048,574 and $0, respectively, in debt issuance costs less accumulated amortization of $254,888.